Annual Total Returns	12 Months Ended
Dec. 31, 2025
T-REX 2X LONG BITCOIN DAILY TARGET ETF | T-REX 2X LONG BITCOIN DAILY TARGET ETF CLASS
Prospectus [Line Items]
Annual Return [Percent]	(39.37%)
T-REX 2X INVERSE BITCOIN DAILY TARGET ETF | T-REX 2X INVERSE BITCOIN DAILY TARGET ETF CLASS
Prospectus [Line Items]
Annual Return [Percent]	(29.04%)
T-Rex 2X Long Ether Daily Target ETF | T-Rex 2X Long Ether Daily Target ETF Class
Prospectus [Line Items]
Annual Return [Percent]	(62.39%)